UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Report to Stockholders.

NWM MOMENTUM FUND

SEMI-ANNUAL REPORT
September 30, 2016

TICKER MOMOX

NWM MOMENTUM FUND (Unaudited)

PERFORMANCE INFORMATION

September 30, 2016 NAV $11.36

AVERAGE ANNUALIZED RETURNS (%) AS OF SEPTEMBER 30, 2016

		Since
	1 Year(A)	Inception(A)
NWM Momentum Fund	15.25%	9.51%
S&P 500® Index (B)	15.43%	8.00%
MSCI® EAFE® Index (C)	6.52%	-2.06%

Annual Fund Operating Expense Ratio (from 7/29/16 Prospectus): 1.66%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The NWM Momentum Fund commenced operations on April 1, 2014.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(C)The MSCI® EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-331-9609. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2016 Semi-Annual Report 1

NWM MOMENTUM FUND (Unaudited)

                                       NWM Momentum Fund
                 Portfolio Composition (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

NWM Fund Group, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.nwmfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-331-9609). This information is also available on the SEC’s website at http://www.sec.gov.

2016 Semi-Annual Report 2

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2016 and held through September 30, 2016.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.” The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,094.41	$7.82

Hypothetical	$1,000.00	$1,017.60	$7.54
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2016 Semi-Annual Report 3

NWM Momentum Fund
		Schedule of Investments
	September 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets
EXCHANGE TRADED FUNDS
36,218	iShares® Core S&P 500 ETF	$7,879,588
136,716	iShares® iBoxx $ High Yield Corporate Bond ETF *	11,929,838
32,168	iShares® iBoxx $ Investment Grade Corporate Bond ETF	3,962,454
85,278	iShares® Latin America 40 ETF	2,391,195
70,789	iShares® MSCI Brazil Capped ETF	2,387,713
93,651	iShares® MSCI Canada ETF	2,405,894
161,785	PowerShares DB Commodity Index Tracking Fund **	2,428,393
236,031	PowerShares Emerging Markets Sovereign Debt Portfolio	7,229,630
63,266	Vanguard FTSE Emerging Markets ETF	2,380,700
35,422	Vanguard Total Stock Market ETF	3,943,531
Total for Exchange Traded Funds (Cost - $45,793,101)		46,938,936	95.98%

Other Assets in Excess of Liabilities		1,968,406	4.02%
Net Assets		$48,907,342	100.00%

* Additional Information, including current Prospectuses and Annual Reports, is available at: https://www.ishares.com/us/library/financial-legal-tax. ** Non-Income Producing.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 4

NWM Momentum Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2016

Assets:
Investment Securities at Fair Value	$46,938,936
(Cost $45,793,101)
Cash	2,088,446
Receivable for Shareholder Purchases	30,000
Total Assets	49,057,382
Liabilities:
Management Fees Payable	39,611
Service Fees Payable	20,005
Payable for Shareholder Redemptions	90,424
Total Liabilities	150,040
Net Assets	$48,907,342

Net Assets Consist of:
Paid In Capital	$42,848,373
Accumulated Undistributed Net Investment Income/(Loss)	352,443
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	4,560,691
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	1,145,835
Net Assets, for 4,303,424 Shares Outstanding	$48,907,342
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($48,907,342/4,303,424 shares)	$11.36
Redemption Price * ($11.36 x 0.98) (Note 2)	$11.13

Statement of Operations (Unaudited)
For the six month period ended September 30, 2016

Investment Income:
Dividends	$717,246
Interest	13
Total Investment Income	717,259
Expenses:
Management Fees (Note 4)	223,221
Service Fees (Note 4)	112,738
Total Expenses	335,959

Net Investment Income/(Loss)	381,300

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	2,905,945
Net Change in Unrealized Appreciation/(Depreciation) on Investments	788,696
Net Realized and Unrealized Gain/(Loss) on Investments	3,694,641

Net Increase/(Decrease) in Net Assets from Operations	$4,075,941

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 5

NWM Momentum Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2016	4/1/2015
	to	to
	9/30/2016	3/31/2016
From Operations:
Net Investment Income/(Loss)	$381,300	$3,469
Net Realized Gain/(Loss) on Investments	2,905,945	4,604,584
Change in Net Unrealized Appreciation/(Depreciation)	788,696	98,602
Increase/(Decrease) in Net Assets from Operations	4,075,941	4,706,655
From Distributions to Shareholders:
Net Investment Income	-	(26,635)
Net Realized Gain from Security Transactions	-	(2,766,940)
Change in Net Assets from Distributions	-	(2,793,575)
From Capital Share Transactions:
Proceeds From Sale of Shares	8,482,415	20,983,834
Proceeds From Redemption Fees (Note 2)	513	12,158
Shares Issued on Reinvestment of Dividends	-	2,793,575
Cost of Shares Redeemed	(4,811,901)	(17,339,531)
Net Increase/(Decrease) from Shareholder Activity	3,671,027	6,450,036
Net Increase/(Decrease) in Net Assets	7,746,968	8,363,116
Net Assets at Beginning of Period	41,160,374	32,797,258
Net Assets at End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $352,443 and ($28,857))	$48,907,342	$41,160,374
Share Transactions:
Issued	780,320	2,035,040
Reinvested	-	286,814
Redeemed	(440,535)	(1,656,606)
Net Increase in Shares	339,785	665,248
Shares Outstanding Beginning of Period	3,963,639	3,298,391
Shares Outstanding End of Period	4,303,424	3,963,639

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2016		4/1/2015		4/1/2014*
	to		to		to
	9/30/2016		3/31/2016		3/31/2015
Net Asset Value -
Beginning of Period	$10.38		$9.94		$10.00
Net Investment Income/(Loss) (a) (e)	0.09		-	+	0.11
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	0.89		1.35		(0.07)
Total from Investment Operations	0.98		1.35		0.04
Distributions (From Net Investment Income)	-		(0.01)		(0.10)
Distributions (From Realized Capital Gains)	-		(0.90)		-
Total Distributions	-		(0.91)		(0.10)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-
Net Asset Value -
End of Period	$11.36		$10.38		$9.94
Total Return (c)	9.44%	**	14.21%		0.40%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$48,907		$41,160		$32,797
Ratio of Expenses to Average Net Assets (d)	1.49%	***	1.57%		1.75%
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e)	1.69%	***	0.01%		1.14%
Portfolio Turnover Rate	199.85%	**	1301.72%		1153.56%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
+ Amount calculated is less than $0.005.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on investment in the Fund assuming reinvestment of dividends and distributions.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2016 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS
NWM MOMENTUM FUND
September 30, 2016
(Unaudited)

1.) ORGANIZATION
NWM Momentum Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on March 5, 2014. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there were eight series authorized by the Trust. The Fund commenced operations on April 1, 2014. The Fund’s investment objective is to seek long-term capital appreciation. The investment adviser to the Fund is NWM Fund Group, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended September 30, 2016, proceeds from redemption fees were $513.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain

2016 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable shares of the MLPs’ taxable income in computing its own taxable income. The tax character of these distributions is not known until after the fiscal year of the Fund. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

3.) INVESTMENT SECURITIES VALUATION
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2016 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities (exchange traded funds, including MLPs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$46,938,936	$0	$0	$46,938,936
Total	$46,938,936	$0	$0	$46,938,936

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2016. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2016. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended September 30, 2016.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. At a meeting held on June 10, 2015 the Adviser proposed and the Board agreed to reduce the fee. Effective July 31, 2015, the Adviser receives an investment management fee equal to 0.99% of the Fund’s average daily net assets up to $200 million and 0.90% of the Fund’s average daily net assets in excess of $200 million. Prior to July 31, 2015, the Adviser received an investment management fee equal to 1.25% of the Fund’s average daily net assets up to $100 million, 1.10% of the Fund’s average daily net assets between $100 million and $150 million, 1.00% of the Fund’s average daily net assets between $150 million and $200 million and 0.90% of the Fund’s average daily net assets in excess of $200 million.

Under the terms of the Services Agreement between the Trust and the Adviser (the “Services Agreement”), the Adviser renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, brokerage fees and commissions, 12b-1 fees (if adopted),

2016 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, and extraordinary or non-recurring expenses. For its services, the Adviser receives a service fee equal to 0.50% of the average daily net assets of the Fund.

For the six month period ended September 30, 2016, the Adviser earned management fees totaling $223,221, of which $39,611 was due to the Adviser at September 30, 2016. For the same period, the Adviser earned service fees of $112,738, of which $20,005 was due to the Adviser at September 30, 2016.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

For the six month period ended September 30, 2016, the Trustees who are not interested persons of the Fund received Trustees’ fees of $750 each, for a total of $2,250, plus travel expenses from the Adviser of the Fund. Under the Services Agreement, the Adviser pays these fees.

6.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2016 was $42,848,373, representing 4,303,424 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $84,611,180 and $75,994,442, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2016, TD Ameritrade Inc., for the benefit of its customers, held, in aggregate, 97.24% of the shares in the Fund. The Trust does not know whether the foregoing entity or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at September 30, 2016 was $45,793,101.

At September 30, 2016, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation/(Depreciation)
$1,157,861	($12,026)	$1,145,835

The tax character of distributions was as follows:

	Six Month Period Ended	Fiscal Year Ended
	September 30, 2016	March 31, 2016
Ordinary Income:	$ 0	$ 26,635
Short-term Capital Gain:	0	2,766,940
Long-term Capital Gain:	0	0
	$ 0	$ 2,793,575

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2016 Semi-Annual Report 10

Investment Adviser
NWM Fund Group, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the NWM
Momentum Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NWM Momentum Fund
 www.nwmfund.com
1-888-331-9609

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 11/21/16

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 11/21/16